ACQUISITIONS - Narrative (Q1) (Details) - USD ($) shares in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 01, 2021	Jul. 16, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 15, 2020
Business Acquisition [Line Items]
Payments to acquire business			$ 4,454	$ 0	$ 2,799	$ 56,620
Equity issued to acquiree			15,000	$ 0
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC
Business Acquisition [Line Items]
Consideration transferred	$ 25,300
Payments to acquire business	5,000
Equity issued to acquiree	15,000
Contingent consideration	4,900
Working capital	300
Acquisition costs			$ 500
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Milestone
Business Acquisition [Line Items]
Contingent consideration	$ 15,000
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Class A Common Stock
Business Acquisition [Line Items]
Equity issued to acquiree (in shares)	1,290
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Technology
Business Acquisition [Line Items]
Useful life	7 years
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Brand
Business Acquisition [Line Items]
Useful life			3 years
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Brand | Minimum
Business Acquisition [Line Items]
Useful life	1 year
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Brand | Maximum
Business Acquisition [Line Items]
Useful life	5 years
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Customer relationships
Business Acquisition [Line Items]
Useful life			5 years
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Customer relationships | Minimum
Business Acquisition [Line Items]
Useful life	5 years
Aimtell Inc., PushPros Inc., and Aramis Interactive, LLC | Customer relationships | Maximum
Business Acquisition [Line Items]
Useful life	7 years
SmarterChaos
Business Acquisition [Line Items]
Acquisition costs			$ 400		$ 400
Payments to acquire business		$ 5,800
SmarterChaos | DMSH
Business Acquisition [Line Items]
Equity issued to acquiree (in shares)		307
Value of equity issued							$ 3,000
SmarterChaos | Brand
Business Acquisition [Line Items]
Useful life		3 years
SmarterChaos | Customer relationships
Business Acquisition [Line Items]
Useful life		5 years